SHARE BASED COMPENSATION - Share options (Details) - CNY (¥)		12 Months Ended
	Nov. 01, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional shares reserved for issuance			3,518,000	35,867,400
Granted (in shares)	26,962,700			36,358,200
Exercise price per share	¥ 11.47
Share options expected to vest		30,745,370
Share based compensation	¥ 333,100	¥ 353,151,000	¥ 508,162,000	¥ 2,180,505,000
Option 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options expected to vest		100,100	618,400	34,958,000
Vesting period			5 years	3 years
Option 1 | Tranche one
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				60.00%
Option 1 | Tranche two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				30.00%
Option 1 | Tranche three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				10.00%
Option 1 | Vest upon IPO
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional shares reserved for issuance			500,700
Share options expected to vest				10,000,000
Option 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options expected to vest		34,600	400,000	607,000
Vesting period		4 years	4 years	4 years
Option 2 | Tranche one
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			40.00%	15.00%
Option 2 | Tranche two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			20.00%	20.00%
Option 2 | Tranche three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			20.00%	25.00%
Option 2 | Tranche four
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			20.00%	25.00%
Option 2 | Tranche five
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				15.00%
Option 3
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options expected to vest		33,600	357,800	543,400
Vesting period		5 years	4 years	3 years
Option 3 | Tranche one
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			20.00%	40.00%
Option 3 | Tranche two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			20.00%	30.00%
Option 3 | Tranche three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			30.00%	30.00%
Option 3 | Tranche four
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			30.00%
Option 3 | Vest upon IPO
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options expected to vest			178,900
Option 4
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options expected to vest		46,500	100,000	249,800
Vesting period		5 years	5 years
Option 4 | Tranche one
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		15.00%	16.00%
Option 4 | Tranche two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		20.00%	16.00%
Option 4 | Tranche three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		20.00%	16.00%
Option 4 | Tranche four
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		20.00%	16.00%
Option 4 | Tranche five
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		25.00%	16.00%
Option 5
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options expected to vest		64,700	603,300
Vesting period		4 years	3 years
Option 5 | Tranche one
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		20.00%	60.00%
Option 5 | Tranche two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		25.00%	30.00%
Option 5 | Tranche three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		25.00%	10.00%
Option 5 | Tranche four
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		30.00%
Option 6
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options expected to vest		100,000
Vesting period		6 years
Option 6 | Tranche one
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		12.00%
Option 6 | Tranche two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		12.00%
Option 6 | Tranche three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		16.00%
Option 6 | Tranche four
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		20.00%
Option 6 | Tranche five
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		20.00%
Option 6 | Tranche six
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		20.00%
Option 7
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options expected to vest		2,000,000
Vesting period		5 years
Option 7 | Tranche one
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		40.00%
Option 7 | Tranche two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		15.00%
Option 7 | Tranche three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		15.00%
Option 7 | Tranche four
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		15.00%
Option 7 | Tranche five
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		15.00%
Minimum | Option 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years
Maximum | Option 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		4 years
Exercise Price RMB24.06 per share
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)		2,279,400	1,118,400
Exercise price per share		¥ 24.06	¥ 24.06
Exercise Price RMB24.06 per share | Option 4 | Tranche six
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			20.00%
Exercise Price RMB50.13 per share
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)		78,600
Exercise price per share		¥ 50.13
Exercise Price RMB14.32 per share
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)		21,500	961,100	35,714,900
Exercise price per share		¥ 14.32	¥ 14.32	¥ 14.32
Exercise Price RMB7.78 per share
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)				643,300
Exercise price per share				¥ 7.78
2015 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for issuance					15,094,700
2017 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance					16,771,900